Distribution Date:	12/17/21	JPMDB Commercial Mortgage Securities Trust 2016-C4
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Brian Baker	(212) 834-3813

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	BlackRock Realty Advisors, Inc.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46646RAG8	1.536600%	38,299,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46646RAH6	2.882200%	300,000,000.00	288,520,311.55	0.00	692,977.70	0.00	0.00	692,977.70	288,520,311.55	31.24%	30.00%
A-3	46646RAJ2	3.141300%	381,323,000.00	381,323,000.00	0.00	998,208.28	0.00	0.00	998,208.28	381,323,000.00	31.24%	30.00%
A-SB	46646RAK9	2.994100%	67,443,000.00	67,442,346.73	1,035,622.77	168,274.28	0.00	0.00	1,203,897.05	66,406,723.96	31.24%	30.00%
A-S	46646RAN3	3.384500%	92,761,000.00	92,761,000.00	0.00	261,624.67	0.00	0.00	261,624.67	92,761,000.00	22.58%	21.75%
B	46646RAP8	3.637800%	61,841,000.00	61,841,000.00	0.00	187,470.99	0.00	0.00	187,470.99	61,841,000.00	16.81%	16.25%
C	46646RAQ6	3.070970%	47,786,000.00	47,786,000.00	0.00	122,291.16	0.00	0.00	122,291.16	47,786,000.00	12.34%	12.00%
D	46646RAB9	3.070970%	53,408,000.00	53,408,000.00	0.00	136,678.66	0.00	0.00	136,678.66	53,408,000.00	7.36%	7.25%
E	46646RAC7	3.820970%	22,487,000.00	22,487,000.00	0.00	71,601.80	0.00	0.00	71,601.80	22,487,000.00	5.26%	5.25%
F	46646RAD5	3.820970%	11,244,000.00	11,244,000.00	0.00	35,802.49	0.00	0.00	35,802.49	11,244,000.00	4.21%	4.25%
NR*	46646RAE3	3.820970%	47,786,756.00	45,052,074.27	0.00	138,039.66	0.00	0.00	138,039.66	45,052,074.27	0.00%	0.00%
R	46646RAF0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,124,378,756.01	1,071,864,732.55	1,035,622.77	2,812,969.69	0.00	0.00	3,848,592.46	1,070,829,109.78

Notional Certificates
X-A	46646RAL7	0.754514%	879,826,000.00	830,046,658.28	0.00	521,901.54	0.00	0.00	521,901.54	829,011,035.51
X-B	46646RAM5	0.183170%	61,841,000.00	61,841,000.00	0.00	9,439.54	0.00	0.00	9,439.54	61,841,000.00
X-C	46646RAA1	0.750000%	101,194,000.00	101,194,000.00	0.00	63,246.25	0.00	0.00	63,246.25	101,194,000.00
Notional SubTotal			1,042,861,000.00	993,081,658.28	0.00	594,587.33	0.00	0.00	594,587.33	992,046,035.51

Deal Distribution Total					1,035,622.77	3,407,557.02	0.00	0.00	4,443,179.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46646RAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46646RAH6	961.73437183	0.00000000	2.30992567	0.00000000	0.00000000	0.00000000	0.00000000	2.30992567	961.73437183
A-3	46646RAJ2	1,000.00000000	0.00000000	2.61774999	0.00000000	0.00000000	0.00000000	0.00000000	2.61774999	1,000.00000000
A-SB	46646RAK9	999.99031375	15.35552644	2.49505924	0.00000000	0.00000000	0.00000000	0.00000000	17.85058568	984.63478730
A-S	46646RAN3	1,000.00000000	0.00000000	2.82041666	0.00000000	0.00000000	0.00000000	0.00000000	2.82041666	1,000.00000000
B	46646RAP8	1,000.00000000	0.00000000	3.03149998	0.00000000	0.00000000	0.00000000	0.00000000	3.03149998	1,000.00000000
C	46646RAQ6	1,000.00000000	0.00000000	2.55914201	0.00000000	0.00000000	0.00000000	0.00000000	2.55914201	1,000.00000000
D	46646RAB9	1,000.00000000	0.00000000	2.55914208	0.00000000	0.00000000	0.00000000	0.00000000	2.55914208	1,000.00000000
E	46646RAC7	1,000.00000000	0.00000000	3.18414195	0.00000000	0.00000000	0.00000000	0.00000000	3.18414195	1,000.00000000
F	46646RAD5	1,000.00000000	0.00000000	3.18414176	0.00000000	0.00000000	0.00000000	0.00000000	3.18414176	1,000.00000000
NR	46646RAE3	942.77322926	0.00000000	2.88865936	0.11326444	2.48918466	0.00000000	0.00000000	2.88865936	942.77322926
R	46646RAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46646RAL7	943.42137909	0.00000000	0.59318722	0.00000000	0.00000000	0.00000000	0.00000000	0.59318722	942.24430229
X-B	46646RAM5	1,000.00000000	0.00000000	0.15264210	0.00000000	0.00000000	0.00000000	0.00000000	0.15264210	1,000.00000000
X-C	46646RAA1	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	692,977.70	0.00	692,977.70	0.00	0.00	0.00	692,977.70	0.00
A-3	11/01/21 - 11/30/21	30	0.00	998,208.28	0.00	998,208.28	0.00	0.00	0.00	998,208.28	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	168,274.28	0.00	168,274.28	0.00	0.00	0.00	168,274.28	0.00
X-A	11/01/21 - 11/30/21	30	0.00	521,901.54	0.00	521,901.54	0.00	0.00	0.00	521,901.54	0.00
X-B	11/01/21 - 11/30/21	30	0.00	9,439.54	0.00	9,439.54	0.00	0.00	0.00	9,439.54	0.00
X-C	11/01/21 - 11/30/21	30	0.00	63,246.25	0.00	63,246.25	0.00	0.00	0.00	63,246.25	0.00
A-S	11/01/21 - 11/30/21	30	0.00	261,624.67	0.00	261,624.67	0.00	0.00	0.00	261,624.67	0.00
B	11/01/21 - 11/30/21	30	0.00	187,470.99	0.00	187,470.99	0.00	0.00	0.00	187,470.99	0.00
C	11/01/21 - 11/30/21	30	0.00	122,291.16	0.00	122,291.16	0.00	0.00	0.00	122,291.16	0.00
D	11/01/21 - 11/30/21	30	0.00	136,678.66	0.00	136,678.66	0.00	0.00	0.00	136,678.66	0.00
E	11/01/21 - 11/30/21	30	0.00	71,601.80	0.00	71,601.80	0.00	0.00	0.00	71,601.80	0.00
F	11/01/21 - 11/30/21	30	0.00	35,802.49	0.00	35,802.49	0.00	0.00	0.00	35,802.49	0.00
NR	11/01/21 - 11/30/21	30	113,177.15	143,452.20	0.00	143,452.20	5,412.54	0.00	0.00	138,039.66	118,950.06
Totals			113,177.15	3,412,969.56	0.00	3,412,969.56	5,412.54	0.00	0.00	3,407,557.02	118,950.06

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,443,179.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,426,474.25	Master Servicing Fee	6,377.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,533.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	446.61
ARD Interest	0.00	Operating Advisor Fee	1,475.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	381.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,426,474.25	Total Fees	13,504.67

Principal		Expenses/Reimbursements
Scheduled Principal	1,035,622.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,412.54
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,035,622.77	Total Expenses/Reimbursements	5,412.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,407,557.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,035,622.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,443,179.79
Total Funds Collected	4,462,097.02	Total Funds Distributed	4,462,097.00

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,071,864,732.55	1,071,864,732.55	Beginning Certificate Balance	1,071,864,732.55
(-) Scheduled Principal Collections	1,035,622.77	1,035,622.77	(-) Principal Distributions	1,035,622.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,070,829,109.78	1,070,829,109.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,071,950,501.31	1,071,950,501.31	Ending Certificate Balance	1,070,829,109.78
Ending Actual Collateral Balance	1,070,914,878.54	1,070,914,878.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP
	9,999,999 or less	8	50,086,792.90	4.68%	58	4.5177	2.029275	1.24 or less	8	193,403,085.17	18.06%	57	4.2617	0.466460
10,000,000 to 19,999,999		5	82,245,077.09	7.68%	57	4.4069	1.461433	1.25 to 1.74	7	210,986,563.85	19.70%	58	3.9365	1.414763
20,000,000 to 24,999,999		3	62,175,522.44	5.81%	57	3.3370	2.942669	1.75 to 2.24	10	264,306,866.49	24.68%	57	3.6974	1.929964
25,000,000 to 49,999,999		14	480,756,084.10	44.90%	58	3.9076	1.818463	2.25 to 2.74	3	98,738,877.52	9.22%	57	3.8281	2.561970
	50,000,000 or greater	5	300,091,788.40	28.02%	58	3.5783	1.922653	2.75 or greater	7	207,919,871.90	19.42%	58	3.5524	3.387013
	Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174	Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP
							Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP
Alabama	3	4,523,142.76	0.42%	56	4.8200	2.136500
							Industrial	1	17,082,621.58	1.60%	54	5.1280	1.934500
California	7	251,003,669.29	23.44%	58	3.8117	2.195197
							Lodging	5	108,932,567.77	10.17%	58	4.5317	0.970048
Florida	1	17,011,387.59	1.59%	59	4.9200	0.304800
							Mixed Use	3	64,786,813.82	6.05%	55	3.8040	0.852209
Georgia	4	47,880,428.55	4.47%	59	4.3840	1.591246
							Mobile Home Park	4	6,377,277.00	0.60%	56	4.8200	2.136500
Indiana	3	107,800,776.64	10.07%	57	4.1462	1.610992
							Multi-Family	3	64,016,753.72	5.98%	58	4.3026	1.206337
Massachusetts	1	16,638,877.52	1.55%	59	4.0200	2.506100
							Office	13	543,757,931.80	50.78%	58	3.5897	2.340989
Nevada	1	7,512,845.16	0.70%	57	4.3500	1.969200
							Retail	9	170,401,299.24	15.91%	58	3.8898	1.450161
New York	5	246,257,813.82	23.00%	57	3.2142	2.280697
							Totals	41	1,070,829,109.78	100.00%	57	3.8359	1.965174
North Carolina	2	60,126,152.36	5.61%	58	3.8063	1.313521

Ohio	1	5,927,603.41	0.55%	58	4.9800	1.323500

Pennsylvania	1	25,102,562.78	2.34%	58	4.2000	0.707100

South Carolina	1	2,347,768.56	0.22%	59	4.7170	1.276900

Tennessee	3	89,374,481.94	8.35%	58	4.3620	1.760769

Texas	2	14,008,167.68	1.31%	58	4.3549	1.945430

Wisconsin	3	79,839,586.87	7.46%	58	3.9165	0.986854

Totals	41	1,070,829,109.78	100.00%	57	3.8359	1.965174

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP
	3.99999% or less	16	590,139,027.48	55.11%	58	3.4867	1.997737	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	11	277,995,382.54	25.96%	57	4.2287	2.084367	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	87,831,112.94	8.20%	59	4.7334	0.704404	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	19,389,741.97	1.81%	54	5.1425	1.843808	37 months to 60 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174	61 months or greater	35	975,355,264.93	91.08%	58	3.8434	1.902903
								Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP
	120 months or less	35	975,355,264.93	91.08%	58	3.8434	1.902903	Interest Only	10	355,629,000.00	33.21%	57	3.3873	2.567492
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	25	619,726,264.93	57.87%	58	4.1051	1.521531
	Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	95,473,844.85	8.92%	55	3.7592	NAP				None
Underwriter's Information		3	45,102,166.70	4.21%	56	3.0298	4.127215
	12 months or less	31	927,945,977.84	86.66%	58	3.8794	1.796609
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,307,120.39	0.22%	58	5.2500	1.172300
	Totals	38	1,070,829,109.78	100.00%	57	3.8359	1.965174
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306531004	OF	New York	NY	Actual/360	2.860%	190,633.33	0.00	0.00	N/A	09/01/26	--	80,000,000.00	80,000,000.00	12/01/21
2	656120549	OF	New York	NY	Actual/360	2.983%	99,444.44	0.00	0.00	N/A	08/06/26	--	40,000,000.00	40,000,000.00	12/06/21
2A	656120550				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	12/06/21
2B	656120551				Actual/360	2.983%	49,722.22	0.00	0.00	N/A	08/06/26	--	20,000,000.00	20,000,000.00	12/06/21
3	306871003	MU	Seattle	WA	Actual/360	3.524%	190,883.33	0.00	0.00	N/A	06/06/26	--	65,000,000.00	65,000,000.00	12/06/21
4	306871004	RT	Fresno	CA	Actual/360	3.587%	179,350.00	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	12/01/21
5	306871005	RT	Matthews	NC	Actual/360	3.767%	181,247.57	97,200.89	0.00	N/A	10/01/26	--	57,737,480.66	57,640,279.77	12/01/21
6	306871006	OF	Indianapolis	IN	Actual/360	3.874%	169,687.23	104,254.57	0.00	N/A	09/01/26	--	52,555,763.20	52,451,508.63	12/01/21
7	306871007	OF	Nashville	TN	Actual/360	4.190%	174,583.33	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	12/01/21
8	306871008	OF	New York	NY	Actual/360	3.500%	131,250.00	0.00	0.00	N/A	10/06/26	--	45,000,000.00	45,000,000.00	12/06/21
9	306871009	OF	Sunnyvale	CA	Actual/360	3.319%	118,693.15	91,147.40	0.00	N/A	04/01/27	--	42,908,852.60	42,817,705.20	12/01/21
10	306871010	MU	New York	NY	Actual/360	3.966%	129,044.33	94,489.23	0.00	N/A	07/01/26	--	39,045,182.66	38,950,693.43	12/01/21
11	306871011	LO	Seaside	CA	Actual/360	4.200%	142,198.21	63,971.43	0.00	N/A	09/01/26	--	40,628,060.36	40,564,088.93	12/01/21
12	656120582	LO	Memphis	TN	Actual/360	4.570%	139,547.50	64,793.71	0.00	N/A	11/06/26	--	36,642,668.99	36,577,875.28	12/06/21
13	306871013	OF	Oakland	CA	Actual/360	4.140%	127,995.00	0.00	0.00	N/A	07/01/26	--	37,100,000.00	37,100,000.00	12/01/21
14	306871014	MF	Statesboro	GA	Actual/360	4.172%	110,461.99	52,811.76	0.00	N/A	11/01/26	--	31,772,384.22	31,719,572.46	12/01/21
15	656120562	OF	La Crosse	WI	Actual/360	3.910%	103,574.84	52,264.78	0.00	N/A	10/06/26	--	31,787,673.96	31,735,409.18	12/06/21
16	306871016	OF	Indianapolis	IN	Actual/360	4.367%	109,172.50	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	12/01/21
17	656120563	OF	Long Beach	CA	Actual/360	3.610%	90,119.73	46,442.51	0.00	N/A	10/06/26	--	29,956,696.09	29,910,253.58	12/06/21
18	306871018	OF	Milwaukee	WI	Actual/360	3.874%	83,882.46	51,536.76	0.00	N/A	09/01/26	--	25,980,192.01	25,928,655.25	12/01/21
19	656120567	RT	Philadelphia	PA	Actual/360	4.200%	87,858.97	0.00	0.00	N/A	10/06/26	--	25,102,562.78	25,102,562.78	12/06/21
20	306871020	MF	Indianapolis	IN	Actual/360	4.447%	94,092.85	38,346.23	0.00	N/A	09/01/26	--	25,387,614.24	25,349,268.01	12/01/21
21	656120565	OF	Pewaukee	WI	Actual/360	3.975%	73,591.05	40,642.98	0.00	N/A	10/06/26	--	22,216,165.42	22,175,522.44	12/06/21
22	656120535	MU	San Francisco	CA	Actual/360	3.394%	52,117.23	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	12/01/21
22A	656120541				Actual/360	3.394%	14,430.63	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	12/01/21
23	656120564	OF	West Valley City	UT	Actual/360	4.040%	64,918.21	31,026.64	0.00	N/A	07/06/26	--	19,282,635.98	19,251,609.34	12/06/21
24	656120587	LO	Miami Beach	FL	Actual/360	4.920%	69,863.73	28,545.73	0.00	N/A	11/06/26	--	17,039,933.32	17,011,387.59	12/06/21
25	407004614	IN	San Diego	CA	Actual/360	5.128%	73,106.29	24,934.59	0.00	N/A	06/06/26	--	17,107,556.17	17,082,621.58	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	656120570	OF	Cambridge	MA	Actual/360	4.020%	55,835.36	28,392.79	0.00	N/A	11/06/26	--	16,667,270.31	16,638,877.52	12/06/21
28	306871028	RT	Various	Various	Actual/360	4.717%	51,519.82	21,232.59	0.00	N/A	11/01/26	--	13,106,589.69	13,085,357.10	12/01/21
29	656120561	OF	West Palm Beach	FL	Actual/360	4.640%	43,469.51	19,880.12	0.00	N/A	09/06/26	--	11,242,115.63	11,222,235.51	12/06/21
30	306871030	LO	Albany	GA	Actual/360	4.847%	35,840.91	21,730.15	0.00	N/A	11/01/26	--	8,873,342.71	8,851,612.56	12/01/21
31	306871031	RT	Reno	NV	Actual/360	4.350%	27,275.94	11,553.38	0.00	N/A	09/06/26	--	7,524,398.54	7,512,845.16	12/06/21
32	306871032	RT	Katy	TX	Actual/360	4.340%	25,581.43	12,953.35	0.00	N/A	11/01/26	--	7,073,207.78	7,060,254.43	12/01/21
33	306871033	MF	Houston	TX	Actual/360	4.370%	25,348.69	12,824.07	0.00	N/A	09/06/26	--	6,960,737.32	6,947,913.25	12/06/21
34	407004631	MH	Various	Various	Actual/360	4.820%	25,659.77	11,046.30	0.00	N/A	08/06/26	--	6,388,323.30	6,377,277.00	12/06/21
35	306871035	LO	Mentor	OH	Actual/360	4.980%	24,640.66	9,905.54	0.00	N/A	10/01/26	--	5,937,508.95	5,927,603.41	12/01/21
36	306871036	MU	Brooklyn	NY	Actual/360	5.250%	10,109.82	3,695.27	0.00	N/A	10/01/26	--	2,310,815.66	2,307,120.39	12/01/21
Totals							3,426,474.25	1,035,622.77	0.00				1,071,864,732.55	1,070,829,109.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	95,647,177.04	37,176,729.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	91,044,300.00	67,038,650.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	22,081,820.36	11,078,420.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,260,193.81	2,473,878.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,300,991.58	4,185,370.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,204,804.89	3,388,900.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,527,263.09	4,720,390.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	29,169,838.26	22,693,941.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	16,349,056.00	9,293,248.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,055,771.81	4,929,613.74	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(152,336.30)	366,238.83	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	12,104,388.00	6,359,839.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,760,635.28	1,534,998.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,254,669.02	2,481,608.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	7,809,966.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,126,551.24	1,711,490.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,254,765.00	459,729.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,605,471.00	650,683.66	01/01/21	06/30/21	--	0.00	0.00	490,339.66	490,339.66	0.00	0.00
20	1,450,704.90	786,239.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,490,959.76	948,156.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	34,097,652.33	13,108,843.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	(215,277.50)	497,323.11	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,845,846.99	1,788,688.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,764,029.12	2,040,289.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,043,504.53	885,388.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,131,781.81	1,426,815.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	852,976.41	731,931.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	731,267.61	740,746.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	543.14	0.00
33	795,907.95	661,021.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	950,711.84	482,090.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	252,374.00	639,962.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	88,834.00	101,612.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	10,613.61	0.00
Totals	354,876,633.83	213,192,806.04				0.00	0.00	490,339.66	490,339.66	11,156.75	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.835853%	3.814683%	57
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.836090%	3.814911%	58
10/18/21	1	17,066,039.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.836304%	3.815117%	59
09/17/21	1	17,094,362.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.836486%	3.809514%	60
08/17/21	1	17,120,238.94	0	0.00	1	24,793,098.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.836751%	3.809774%	61
07/16/21	1	17,146,006.49	0	0.00	1	24,793,098.64	0	0.00	0	0.00	1	24,793,098.64	0	0.00	0	0.00	3.837014%	3.810032%	63
06/17/21	1	17,174,002.54	0	0.00	1	24,838,604.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.837312%	3.810316%	64
05/17/21	1	17,199,543.27	0	0.00	1	24,881,058.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.837587%	3.810576%	65
04/16/21	2	43,552,559.09	0	0.00	1	24,926,256.70	0	0.00	0	0.00	0	0.00	0	0.00	1	12,060,587.15	3.837882%	3.810857%	66
03/17/21	1	17,252,636.51	0	0.00	1	24,968,394.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851513%	3.821249%	67
02/18/21	0	0.00	1	17,284,902.41	1	25,019,106.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.851858%	3.821575%	68
01/15/21	2	43,785,511.04	0	0.00	1	25,060,909.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.852132%	3.821833%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,028,011,405	1,028,011,405	0		0
> 60 Months		42,817,705	42,817,705	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,070,829,110	1,070,829,110	0	0	0	0
Nov-21	1,071,864,733	1,071,864,733	0	0	0	0
Oct-21	1,072,835,524	1,055,769,484	17,066,040	0	0	0
Sep-21	1,073,418,071	1,056,323,709	17,094,362	0	0	0
Aug-21	1,074,248,212	1,032,334,874	17,120,239	0	24,793,099	0
Jul-21	1,075,075,376	1,033,136,271	17,146,006	0	24,793,099	0
Jun-21	1,076,004,044	1,033,991,437	17,174,003	0	24,838,604	0
May-21	1,076,867,527	1,034,786,926	17,199,543	0	24,881,058	0
Apr-21	1,077,789,973	1,009,311,157	43,552,559	0	24,926,257	0
Mar-21	1,093,526,764	1,051,305,732	17,252,637	0	24,968,395	0
Feb-21	1,094,595,853	1,052,291,844	0	17,284,902	25,019,106	0
Jan-21	1,095,468,288	1,026,621,867	43,785,511	0	25,060,910	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	306871018	25,928,655.25	25,928,655.25	56,700,000.00	06/08/21	263,779.75	0.34750	03/31/21	09/01/26	296
Totals		25,928,655.25	25,928,655.25	56,700,000.00		263,779.75

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	306871018	OF	WI	05/15/20	13

12/03/2021: Loan transferred to Special Servicing due to COVID relief request and imminent default. The collateral consists of a 435,629 SF office building located in downtown Milwaukee. Sponsor informed Lender of cash flow decline resulting from tenan t vacation and COVID related relief requests. Petition for appointment of receiver was filed and granted on 4/13/21. The receivership (Friedman) is working through property transition while stabilizing operations. During the transition/stabilization pe riod the Special Servicer will continue to analyze next steps to maximize recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	656120582	37,609,987.00	4.57000%	37,609,987.00	4.57000%	10	06/30/20	08/06/20	08/11/20
19	656120567	0.00	4.20000%	0.00	4.20000%	8	06/24/21	06/24/21	--
24	656120587	17,540,285.62	4.92000%	17,540,285.62	4.92000%	10	05/06/20	05/06/20	08/11/20
28	306871028	13,459,746.66	4.71700%	13,459,746.66	4.71700%	10	04/01/20	04/01/20	06/11/20
29	656120561	11,609,844.38	4.64000%	11,609,844.38	4.64000%	10	04/06/20	04/06/20	08/11/20
Totals		80,219,863.66		80,219,863.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	656120568 04/16/21	14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	62,063.30	2,734,682.61	17.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	62,063.30	2,734,682.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	656120568	11/18/21	0.00	0.00	2,734,682.61	0.00	0.00	(53,770.80)	0.00	0.00	2,734,682.61
		09/17/21	0.00	0.00	2,788,453.41	0.00	0.00	(13,487.70)	0.00	0.00
		07/16/21	0.00	0.00	2,801,941.11	0.00	0.00	3,090.60	0.00	0.00
		05/17/21	0.00	0.00	2,798,850.51	0.00	0.00	2,104.60	0.00	0.00
		04/16/21	0.00	0.00	2,796,745.91	0.00	0.00	2,796,745.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,734,682.61	0.00	0.00	2,734,682.61	0.00	0.00	2,734,682.61

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	5,412.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,412.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,412.54

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27